MARKETABLE SECURITIES: (Schedule of Company's debt marketable securities) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 7,445
Between 1-2 years	$ 10,418